Other Financial Liabilities (Details) - Schedule of fair value of warrant liability was measured using a Black Scholes Model	6 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Schedule Of Fair Value Of Warrant Liability Was Measured Using ABlack Scholes Model Abstract
Fair value at initial measurement, warrants outstanding beginning (in Shares) | shares	500,000
Fair value at initial measurement, fair value per shares beginning (in Dollars per share) | $ / shares	$ 3.13
Fair value at initial measurement, fair value beginning	$ 1,562,911
(Gain) on remeasurement of warrant liability at fair value	$ (1,487,589)
Fair value at initial measurement, warrants outstanding ending (in Shares) | shares	500,000
Fair value at initial measurement, fair value per shares ending (in Dollars per share) | $ / shares	$ 0.15
Fair value at initial measurement, fair value ending	$ 75,322